Accounts Receivable - Schedule of Accounts Receivable and the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Allowance for Credit Losses [Abstract]
Accounts receivable	¥ 31,621		¥ 53,843	$ 4,522
Allowance for credit losses	(4,420)			(632)
Accounts receivable	27,201		53,843	$ 3,890
Balance at beginning of the year
Additional provision charged to expense	4,420	632
Balance at the end of the year	¥ 4,420	$ 632